Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsOn July 09, 2021, the Company entered into a two year non-cancellable lease with a contract value of $3.8 million beginning September 01, 2021 for a series of office space at 33 Broadwick Street, London, United Kingdom which will become the Company’s new corporate headquarters.